PGIM AAA CLO ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
PGIM AAA CLO ETF | No Share Class
Prospectus [Line Items]
Annual Return [Percent]	5.43%	7.38%